Investments Combined Financial Information for Equity Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Results of Operations:
Revenues	$ 9,085	$ 8,122	$ 7,416
Net Income	(152)	857	1,855
Balance Sheet
Current assets	4,542	4,623	4,801
Non-current assets	9,998	10,047	8,906
Equity Method Investment, Summarized Financial Information, Assets, Total	14,540	14,670	13,707
Current liabilities	3,197	2,852	2,018
Non-current liabilities	4,840	5,056	4,531
Equity Method Investment, Summarized Financial Information, Noncontrolling Interest	1,362	1,123	583
Shareholders' equity	5,141	5,639	6,575
Equity Method Investment, Summarized Financial Information, Liabilities and Equity, Total	$ 14,540	$ 14,670	$ 13,707